Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,008,000
Proposed Maximum Offering Price per Unit	3.42
Maximum Aggregate Offering Price	$ 3,447,360.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 476.08
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Company is also registering an indeterminate number of additional Class A Ordinary Shares that may become issuable to prevent dilution from any stock dividend, stock split, recapitalization or other similar transactions that could affect the securities to be offered by the Selling Shareholders named in this Registration Statement, and the Class A Ordinary Shares set forth in this table shall be adjusted to include such shares, as applicable.

Represents 1,008,000 Class A Ordinary Shares registered for resale by certain Selling Shareholder named in this Registration Statement.

Calculated in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Class A Ordinary Shares on the Nasdaq on November 6, 2025.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001381.